Income Taxes (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income tax (Textual)
Federal rate of tax			34.00%	25.00%
Operating losses				$ 380,000
Profit	$ (103,012)	$ (45,637)	$ (339,928)	146,043
Claim receivable				300,000
Net operating loss				$ 153,957
Net operating loss, description				EBC's management used 34% and 25% rate to calculate the deferred tax assets and the current tax provision.
State [Member]
Income tax (Textual)
Operating losses				$ 112,000